SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 7,243	$ 8,374
Depreciation	1,457	1,647
Exploration, evaluation and project expenses	383	354
Other expenses (income)	90	(799)
Net (loss) income	(1,435)	1,516
Accretion	87	67
Share of income (loss)	110	78
Cost of sales (excluding depreciation)	5,220	5,300
Pierina
Disclosure of operating segments [line items]
Cost of sales (excluding depreciation)	116	174
Pueblo Viejo
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	535	567
Cost of sales, attributable to non-controlling interests	289	285
Share of income (loss)	237	276
Acacia Mining PLC
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	240	271
Cost of sales, attributable to non-controlling interests	164	169
Share of income (loss)	63	69
Operating segments
Disclosure of operating segments [line items]
Revenue	7,243	8,374
Direct mining, royalties and community relations	3,755	3,624
Depreciation	1,434	1,619
Exploration, evaluation and project expenses	150	168
Other expenses (income)	95	157
Net (loss) income	1,809	2,806
Accretion	74	55
Operating segments | Barrick Nevada
Disclosure of operating segments [line items]
Revenue	2,655	2,961
Direct mining, royalties and community relations	1,066	1,076
Depreciation	649	793
Exploration, evaluation and project expenses	36	24
Other expenses (income)	14	16
Net (loss) income	890	1,052
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue	1,333	1,417
Direct mining, royalties and community relations	547	501
Depreciation	185	229
Exploration, evaluation and project expenses	21	0
Other expenses (income)	1	16
Net (loss) income	579	671
Operating segments | Lagunas Norte
Disclosure of operating segments [line items]
Revenue	332	514
Direct mining, royalties and community relations	291	177
Depreciation	46	68
Exploration, evaluation and project expenses	2	4
Other expenses (income)	6	6
Net (loss) income	(13)	259
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue	366	591
Direct mining, royalties and community relations	189	291
Depreciation	121	119
Exploration, evaluation and project expenses	2	3
Other expenses (income)	1	5
Net (loss) income	53	173
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue	331	280
Direct mining, royalties and community relations	178	131
Depreciation	28	28
Exploration, evaluation and project expenses	0	0
Other expenses (income)	(1)	2
Net (loss) income	126	119
Operating segments | Acacia Mining PLC
Disclosure of operating segments [line items]
Revenue	664	751
Direct mining, royalties and community relations	367	362
Depreciation	89	107
Exploration, evaluation and project expenses	0	0
Other expenses (income)	37	91
Net (loss) income	171	191
Operating segments | Pascua-Lama
Disclosure of operating segments [line items]
Revenue	0	0
Direct mining, royalties and community relations	0	0
Depreciation	11	8
Exploration, evaluation and project expenses	77	125
Other expenses (income)	7	(10)
Net (loss) income	(95)	(123)
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	1,562	1,860
Direct mining, royalties and community relations	1,117	1,086
Depreciation	305	267
Exploration, evaluation and project expenses	12	12
Other expenses (income)	30	31
Net (loss) income	$ 98	$ 464